Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000011784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class A Shares)
Average Annual Return, Percent	(0.38%)	17.01%	7.94%
C000011786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class C Shares)
Average Annual Return, Percent	3.62%	17.69%	8.09%
C000126246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class I Shares)
Average Annual Return, Percent	5.41%	18.58%	8.80%
C000011783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class L Shares)
Average Annual Return, Percent	5.49%	18.70%	8.94%
C000126247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R2 Shares)
Average Annual Return, Percent	4.81%	17.93%	8.23%
C000177423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R3 Shares)
Average Annual Return, Percent	5.09%	18.23%	8.50%
C000177424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R4 Shares)
Average Annual Return, Percent	5.35%	18.52%	8.77%
C000177425 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R5 Shares)
Average Annual Return, Percent	5.51%	18.70%	8.94%
C000126248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class R6 Shares)
Average Annual Return, Percent	5.61%	18.82%	9.05%
Without Sales Load [Member] | C000011784 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class A Shares) - excluding sales charge
Average Annual Return, Percent	5.14%	18.28%	8.53%
Without Sales Load [Member] | C000011786 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Undiscovered Managers Behavioral Value Fund (Class C Shares) - excluding sales charge
Average Annual Return, Percent	4.62%	17.69%	8.09%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.30%	15.96%	12.96%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	5.54%	12.47%	6.72%